Related Party Balances and Transaction (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Balances and Transaction (Details) [Line Items]
Borrowed			¥ 1,121,435	¥ 452
Proceeds from Related Party Debt			1,121,435	452
Beijing Sentu Cloud Creative Education Technology [Member]
Related Party Balances and Transaction (Details) [Line Items]
Proceeds from Related Party Debt	¥ 1,400,000		¥ 7,360,488	¥ 7,248,140